Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2021
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions [text block]
03 –
Acquisitions and dispositions
Business combinations
In the third quarter 2021, the Group completed the acquisition of 100 % of the shares in Better Payment Germany GmbH, a Berlin-based early-stage payment service provider. Through this acquisition, the Group intends to expand its market share in payment processing and acceptance. The fair value of the purchase price paid for the acquisition consisted of € 5 million cash and an earn-out consideration of € 3 million contingent upon a number of KPIs to be achieved within 3 years following the acquisition. As part of the preliminary purchase price allocation, the Group recorded goodwill of € 5 million assigned to the Corporate Bank cash-generating unit (CB CGU). Given the specific valuation of the unit, the new goodwill in CB was considered impaired and immediately written off in 2021 (refer to Note 23 “Goodwill and Other Intangible Assets”).
During the years 2020 and 2019, the Group did not undertake any acquisitions accounted for as business combinations.
Dispositions
The Group finalized several dispositions of subsidiaries/businesses during 2021, 2020 and 2019. These disposals were mainly comprised of businesses the Group had previously classified as held for sale, including the completion of the transfer of the Global Prime Finance & Electronic Equities platform to BNP Paribas in 2021, the sale of Postbank Systems AG in 2020 and the sale of the Private & Commercial Clients business in Portugal in 2019. For more detail, please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale”. The total consideration received for these dispositions (thereof in cash) in 2021, 2020 and 2019 was € 34 million (cash € 0 million), € 7 million (cash € 7 million) and € 1.8 billion (cash € 1.8 billion), respectively. The table below shows the assets and liabilities that were included in these disposals. The amounts for 2021 represent the assets and liabilities held for sale of the Global Prime Finance & Electronic Equities business at the end of the third quarter 2021 preceding the completion of the transfer to BNP Paribas in 2021.
in € m.	2021	2020	2019
Cash and cash equivalents	0	2	0
All remaining assets	3,507	7	2,713
Total assets disposed	3,507	9	2,714
Total liabilities disposed	8,102	79	1,003